Kellner Merger Fund
Kellner Merger Fund
Investment Objective
The Kellner Merger Fund (the “Merger Fund” or the “Fund”) seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets.
Fees and Expenses of the Merger Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Kellner Merger Fund	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kellner Merger Fund		Investor Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)		1.01%	1.13%
Interest Expense and Dividends on Securities Sold Short		0.69%	0.78%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	2.54%	2.41%
Less: Fee Waiver	[3]	(0.07%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		2.47%	2.31%
[1]	Acquired Fund Fees and Expenses ("AFFE") are the indirect costs of investing in other investment companies, primarily a money market mutual fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Merger Fund and does not include expenses attributed to AFFE.
[3]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Merger Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 28, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Merger Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Merger Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year) .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Kellner Merger Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	250	784	1,344	2,870
Institutional Class	234	742	1,277	2,739

Portfolio Turnover
The Merger Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 228.64% of the average value of its portfolio.

Principal Investment Strategies of the Merger Fund
Under normal market conditions, the Merger Fund will invest at least 80% of its net assets in equity securities and related derivatives of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”).  The types of equity securities in which the Fund primarily invests include common stocks and preferred stocks of any size market capitalization.  The Fund may invest without limitation in securities of foreign companies.

The Advisor’s investment technique, sometimes referred to as “merger arbitrage,” is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions.  In pursuing its strategy, the Advisor may employ investment techniques that involve leverage (investment exposure which exceeds the initial amount invested), such as short selling, borrowing against a line of credit for investment purposes and purchasing and selling derivative instruments including futures, options, swaps, contracts for differences, forward foreign currency contracts and other synthetic instruments.  The Merger Fund may employ these investment techniques without limit, subject to the Investment Company Act of 1940, as amended (the “1940 Act”).  The approach most frequently utilized by the Fund involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  The Advisor may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.  In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

The Merger Fund may enter into equity swap agreements,  forms of derivatives, for the purpose of attempting to obtain a desired return on, or increased exposure to, certain equity securities or equity indices.  Swap agreements are two party contracts for periods ranging from a few days or weeks to more than one year.  In a standard total return “swap” transaction, two parties agree to exchange the returns which might be earned or realized on particular investments or instruments or a basket of investments or instruments.  The parties do not actually invest in or own the underlying securities or instruments that are the subject of the swap contract.  Under such a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from the underlying investments specified in the swap agreement.  In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments .

The Advisor employs a research-driven process that aims to identify investment opportunities with favorable risk/reward trade-offs within the following guidelines:

1)	Securities are evaluated for purchase after the public announcement of a corporate event or restructuring.

2)	Proprietary analysis is done to consider the strategic rationale of the transaction, the financial resources of the parties involved and the liquidity of the securities.

3)
Securities are typically purchased if the Advisor believes the potential return from its investment sufficiently compensates the Merger Fund in light of the risks involved, including the risk that the transaction may not be completed and the length of time until completion of the transaction.

4)	The potential risk/reward of the position is assessed on an ongoing basis and continuously monitored.

Most of the Merger Fund’s positions are held until the completion of the transaction.  Positions may be sold prior to the completion of the transaction when the companies involved in the transaction no longer meet the Fund’s expected return criteria taking into account prevailing market prices and the relative risk of the transaction.  The Advisor expects that the Fund’s active or frequent trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Merger Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

The Merger Fund may also hold cash or invest up to 100% of its assets in money market instruments, including money market funds, bank obligations and other high-quality debt securities for temporary defensive purposes.

Principal Risks of Investing in the Merger Fund
Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Merger Fund.  The following risks could affect the value of your investment:

•
Merger Arbitrage Risk.   Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Merger Fund’s performance.

•	Management Risk. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
Market Risk.   The prices of the securities in which the Merger Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

•
Equity Risk.  The equity securities held by the Merger Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•	Non-Diversification Risk. To the extent that the Merger Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.

•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk.   Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Derivatives Risk.  The Merger Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility.  A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Swap Agreement Risks.  A swap agreement is a form of derivative that provides leverage, allowing the Merger Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks and is speculative.  If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Performance
The following information provides some indication of the risks of investing in the Merger Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s Institutional Class and Investor Class average annual returns for one year and since inception compare with those of a broad measure of market performance and an index that reflects the types of securities in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.kellnerfunds.com or by calling the Fund toll-free at 855-KELLNER (855-535-5637).

Calendar Year Total Return as of December 31 – Institutional Class

During the period of time shown in the bar chart, the Merger Fund’s highest quarterly return was 2.09% for the quarter ended March 31, 2015, and the lowest quarterly return was -1.47% for the quarter ended September 30, 2015.

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - Kellner Merger Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	2.48%		3.82%		Jun. 29, 2012
Investor Class	Investor Class Return Before Taxes	2.22%	[1]	3.42%	[1]	Jun. 29, 2012	[1]
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	1.16%		2.96%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.56%		2.67%
BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%		0.07%		Jun. 29, 2012
HFRX ED: Merger Arbitrage Index (reflects no deduction for taxes)	HFRX ED: Merger Arbitrage Index (reflects no deduction for taxes)	8.41%		4.12%		Jun. 29, 2012
[1]	The former Class A shares were re-designated as Investor Class shares at the close of business on July 24, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns may depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for Investor Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.